Principal Accountant Fees and Services - Summary of Principal Accountant Fees and Services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditor's remuneration [abstract]
Audit fees	€ 739	€ 814	€ 771
Tax fees	122	138	87
All other fees			13
Total principal accountant fees and services	€ 861	€ 952	€ 871